COST METHOD INVESTMENT	12 Months Ended
Dec. 31, 2016
Cost Method Investments Disclosure [Abstract]
COST METHOD INVESTMENTS (Restated)

21.	COST METHOD INVESTMENT

(in thousands of $)	2016	2015
OLT Offshore LNG Toscana S.p.A ("OLT–O")	7,347	7,347

OLT-O is an Italian incorporated unlisted company, which is involved in the construction, development, operation and maintenance of an FSRU terminal to be situated off the Livorno coast of Italy. As of December 31, 2016, our investment in OLT-O was $7.3 million, representing 2.7% interest in OLT–O's issued share capital. We received no dividends from our investment in OLT-O for either of the years ended December 31, 2016 and 2015.